Property, Plant and Equipment, net (Tables)	12 Months Ended
Dec. 31, 2017
Property, Plant and Equipment [Abstract]
Schedule of Property Plant and Equipment Net

	December 31, 2017	December 31, 2016
	(in thousands)
Cost
Land	$3,464	$3,464
Building	88,411	77,950
Computer equipment and software	358,874	315,984
Office furniture and fixtures	78,372	70,218
Laboratory equipment	34,918	31,487
Leasehold improvements	24,097	20,933
Motor vehicles	42	43
	588,178	520,079
Less accumulated depreciation and asset write offs	(425,127)	(371,112)
Property, plant and equipment (net)	$163,051	$148,967